INCOME TAXES - Income tax provision (Details) - USD ($)	3 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2020	Sep. 30, 2022	Dec. 31, 2021
Federal
Deferred				$ (221,150)
Change in valuation allowance		$ 0		$ 221,150
Provision for income taxes	$ 69,477		$ 69,477